Subsequent Events (Notes)		1 Months Ended
	Feb. 13, 2017	Apr. 30, 2017
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Subsequent Events
Amendment to the CGP Operating Agreement
On February 13, 2017, CEC, CAC and certain subsidiaries of CEC (the "CEC Members") entered into the third amendment to the CGP Operating Agreement to, among other things, (a) provide for the tax treatment of the allocations of net profits and net losses of the capital accounts of CGP regarding certain non-pro rata distributions made to CAC and the CEC Members pursuant to the CGP Operating Agreement, as amended on September 23, 2016 and October 7, 2016 and by the third amendment referred to herein (together with such amendments, the "CGP Operating Agreement") and (b) permit a $35 million special distribution to the CEC Members to satisfy certain payment obligations as set forth in the CIE Proceeds Agreement (see “Payment to CEOC” in Note 1). The foregoing description of the third amendment to the CGP Operating Agreement does not purport to be complete and is qualified in its entirety by reference to the third amendment to the CGP Operating Agreement, which is filed as Exhibit 10.93 hereto and incorporated herein by reference.

Subsequent Events
On April 27, 2017, CGPH entered into an Incremental Assumption Agreement and Amendment No. 1 to its First Lien Credit Agreement dated May 8, 2014 (the “Loan Amendment”) that, among other things, (a) provides for an increase in CGPH’s existing Senior Secured Term Loan of $175 million to approximately $1.3 billion (the "Term Facility") and (b) reduced the interest rate margins applicable to the Term Facility and CGPH's existing $150 million revolving credit facility. The Loan Amendment provides that the proceeds of the $175 million increase of the Term Facility will be held in escrow until the receipt of all required regulatory approvals, at which time the proceeds will be released to repay the property specific term loan encumbering The Cromwell, but not prior to May 3, 2017. At such time, The Cromwell will become part of the CGPH restricted group (which is subject to certain restrictions or limitations placed on CGPH and its restricted subsidiaries) and its assets will be pledged as collateral for both the CGPH Senior Secured Term Loan and the CGPH Notes. If such approvals are not obtained by July 26, 2017, such $175 million of proceeds will be repaid and The Cromwell's property specific term loan will remain outstanding. See Note 9 for additional information on CGPH’s outstanding debt.